CAPITAL LEASE OBLIGATIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 1,359,102	$ 1,194,222	$ 687,038
Less accumulated depreciation	(934,002)	(803,353)	(659,443)
Capital leased assets, net	425,100	390,869	27,595
Computer equipment and software
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 1,344,091	$ 1,179,211	672,027
Property and equipment, useful life (years)	3 years	3 years
Phone System
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 15,011	$ 15,011	$ 15,011
Property and equipment, useful life (years)	3 years	3 years